Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
REVENUES
Premiums	$ 33,708	[1]	$ 28,749	[1]	$ 21,660
Policy charges and fee income	57,734	[1]	72,162	[1]	74,202
Net investment income	98,392		100,491		82,995
Asset administration fees	8,480		8,875		6,744
Other income (loss)	(2,153)		781		6,365
Realized investment gains (losses), net	13,835	[1]	515	[2]	1,871
Change in value of market risk benefits, net of related hedging gain (loss)	(142,046)	[2]	39,670	[2]	0
TOTAL REVENUES	67,950		251,243		193,837
BENEFITS AND EXPENSES
Policyholders' benefits	28,189	[1]	40,779	[1]	41,887
Change in estimates of liability for future policy benefits	16,631	[1]	2,819	[1]	0
Interest credited to policyholders’ account balances	47,578		43,004		44,096
Amortization of deferred policy acquisition costs	19,290	[1]	18,198	[1]	18,119
General, administrative and other expenses	56,865	[1]	50,727	[1]	47,703
TOTAL BENEFITS AND EXPENSES	168,553		155,527		151,805
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(100,603)		95,716		42,032
Income tax expense (benefit)	(30,774)	[1]	11,093	[1]	(6,339)
Net income (loss)	(69,829)	[2]	84,623	[2]	48,371
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(336)		(259)		250
Net unrealized investment gains (losses)	(376,485)	[1]	(67,261)	[1]	126,043
Interest rate remeasurement of future policy benefits	59,867	[1]	13,404	[1]	0
Gain (loss) from changes in non-performance risk on market risk benefits	142,046	[1]	(39,669)	[1]	0
Total	(174,908)		(93,785)		126,293
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(36,731)	[1]	(19,694)	[1]	26,521
Other comprehensive income (loss), net of taxes	(138,177)		(74,091)		99,772
Comprehensive income (loss)	$ (208,006)		$ 10,532		$ 148,143

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.